DERIVATIVE INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 13	$ 0
Net Deferred Gain Loss Associated With Cash Flow Hedges Recorded In Other Comprehensive Income	1,776		$ 244
Derivatives Contracts Outstanding	34,300		$ 0
Derivative, Forward Contracts Outstanding	$ 3,500